Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment
Schedule of property and equipment, net

	Bikes and
	e-bikes
	and	Computers			Assets
	related	and		Leasehold	under
	batteries	equipment	Vehicles	improvement	construction	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2023
Cost	9,728,950	4,145,016	3,022,763	707,947	170,786	35,173	17,810,635
Accumulated depreciation and impairment	(6,787,158)	(2,705,019)	(2,306,846)	(373,680)	—	(16,118)	(12,188,821)
Net book amount	2,941,792	1,439,997	715,917	334,267	170,786	19,055	5,621,814
For the year ended December 31, 2023
Opening net book amount	2,941,792	1,439,997	715,917	334,267	170,786	19,055	5,621,814
Additions	328,330	486,897	—	1,644	1,803,572	766	2,621,209
Transfers	944,597	231,720	321,270	70,836	(1,568,423)	—	—
Disposals	(176,920)	(36,953)	(254,639)	(11,351)	(46,097)	(1,340)	(527,300)
Disposal of subsidiaries	—	(42,401)	(17,916)	(1,076)	(73,429)	(7)	(134,829)
Depreciation charges	(2,111,414)	(654,366)	(241,245)	(200,130)	—	(2,926)	(3,210,081)
Impairment charges	—	(53,057)	(309)	—	(16,585)	(46)	(69,997)
Currency translation differences	—	7,898	77	4,850	(83)	(81)	12,661
Ending net book amount	1,926,385	1,379,735	523,155	199,040	269,741	15,421	4,313,477
As of December 31, 2023
Cost	8,223,969	4,302,574	1,923,551	636,728	286,326	32,591	15,405,739
Accumulated depreciation and impairment	(6,297,584)	(2,922,839)	(1,400,396)	(437,688)	(16,585)	(17,170)	(11,092,262)
Net book amount	1,926,385	1,379,735	523,155	199,040	269,741	15,421	4,313,477

	Bikes and
	e-bikes
	and	Computers			Assets
	related	and		Leasehold	under
	batteries	equipment	Vehicles	improvement	construction	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2024
Cost	8,223,969	4,302,574	1,923,551	636,728	286,326	32,591	15,405,739
Accumulated depreciation and impairment	(6,297,584)	(2,922,839)	(1,400,396)	(437,688)	(16,585)	(17,170)	(11,092,262)
Net book amount	1,926,385	1,379,735	523,155	199,040	269,741	15,421	4,313,477
For the year ended December 31, 2024
Opening net book amount	1,926,385	1,379,735	523,155	199,040	269,741	15,421	4,313,477
Additions	267,704	1,347,459	—	136	2,279,937	1,894	3,897,130
Transfers	1,933,698	117,913	211,595	91,007	(2,354,213)	—	—
Disposals	(284,598)	(47,923)	(103,198)	(7,120)	—	(967)	(443,806)
Disposal of subsidiaries	—	(65,449)	(2,243)	—	—	(179)	(67,871)
Depreciation charges	(1,580,839)	(595,547)	(146,850)	(135,243)	—	(562)	(2,459,041)
Impairment charges	—	(4,891)	—	(20,670)	—	—	(25,561)
Currency translation differences	—	(3,994)	(104)	(4,258)	(495)	(249)	(9,100)
Ending net book amount	2,262,350	2,127,303	482,355	122,892	194,970	15,358	5,205,228
As of December 31, 2024
Cost	6,755,697	5,216,119	1,215,891	608,748	211,555	31,149	14,039,159
Accumulated depreciation and impairment	(4,493,347)	(3,088,816)	(733,536)	(485,856)	(16,585)	(15,791)	(8,833,931)
Net book amount	2,262,350	2,127,303	482,355	122,892	194,970	15,358	5,205,228

	Bikes and
	e-bikes
	and	Computers			Assets
	related	and		Leasehold	under
	batteries	equipment	Vehicles	improvement	construction	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2025
Cost	6,755,697	5,216,119	1,215,891	608,748	211,555	31,149	14,039,159
Accumulated depreciation and impairment	(4,493,347)	(3,088,816)	(733,536)	(485,856)	(16,585)	(15,791)	(8,833,931)
Net book amount	2,262,350	2,127,303	482,355	122,892	194,970	15,358	5,205,228
For the year ended December 31, 2025
Opening net book amount	2,262,350	2,127,303	482,355	122,892	194,970	15,358	5,205,228
Additions	18,954	1,218,095	—	20,365	1,881,910	3,178	3,142,502
Transfers	1,354,069	96,929	222,322	102,230	(1,775,550)	—	—
Disposals	(227,353)	(143,690)	(40,307)	(3,089)	(1,770)	(687)	(416,896)
Depreciation charges	(1,287,599)	(715,474)	(131,855)	(91,457)	—	(2,286)	(2,228,671)
Impairment charges	—	—	(10,182)	(1,847)	(228)	—	(12,257)
Currency translation differences	—	(3,760)	(1)	1,627	354	85	(1,695)
Ending net book amount	2,120,421	2,579,403	522,332	150,721	299,686	15,648	5,688,211
As of December 31, 2025
Cost	6,134,749	5,733,833	1,009,483	664,692	299,914	31,330	13,874,001
Accumulated depreciation and impairment	(4,014,328)	(3,154,430)	(487,151)	(513,971)	(228)	(15,682)	(8,185,790)
Net book amount	2,120,421	2,579,403	522,332	150,721	299,686	15,648	5,688,211

Schedule of depreciation charges were expensed off

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	2,761,045	2,137,811	1,946,272
Operations and support	18,773	9,536	14,508
Research and development	246,377	174,226	175,328
Sales and marketing	23,275	10,801	14,569
General and administrative	160,611	126,667	77,994
Total	3,210,081	2,459,041	2,228,671